SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM LOANS AND OTHER BORROWINGS
Schedule of short-term bank loans and current maturities of long-term borrowings

	2022	2023
Short-term bank loans	8,191	9,650
Current maturities of long-term borrowings	8,858	10,276
Total	17,049	19,926

Schedule of short-term bank loans

	Outstanding
Lenders	2022	2023
Related parties
Bank Mandiri	3,483	4,013
BNI	979	903
Sub-total	4,462	4,916
Third parties
PT Bank HSBC Indonesia ("HSBC")	1,836	2,547
MUFG Bank ("MUFG")	1,349	1,155
UOB Indonesia	—	500
PT Bank DBS Indonesia ("DBS")	475	440
Others (each below Rp100 billion)	69	92
Sub-total	3,729	4,734
Total	8,191	9,650

Schedule of short-term bank loans, other significant information

			Total
			facility
			(in			Interest rate per
	Borrower	Currency	billions)*	Maturity date	Interest rate	annum	Security**
Mandiri
2020	Finnet	Rp	500	October 31, 2024	Monthly	1 month JIBOR + 1.30%	None
2021 - 2022	Nutech, Mitratel	Rp	3,550	July 26, 2024 - September 27, 2024	Monthly	5.85% - 9.00%	Trade receivables and property and equipment

BNI
2014 - 2017	GSD, Sigma	Rp	350	January 9, 2024 - November 7, 2024	Monthly	7.90% - 8.50%	Trade receivables and property and equipment
2017 - 2021	Metranet, Telkom Infra, Infomedia	Rp	1,135	February 18, 2024 - June 6, 2024	Monthly	1 month JIBOR + 1.75% - 2.50%	Trade receivables
HSBC
2014	Sigma[a]	Rp	400	November 6, 2024	Monthly	Under BLR 7.40%	Trade receivables
2018 - 2023	Sigma, Metra, PINS, Metranet,Telkomsat, GSD, TDE	Rp	2,613	June 4, 2024 - December 31, 2024	Monthly, Quarterly	1 month JIBOR + 0.35% - 0.80% 3 months JIBOR + 2.00%	None
MUFG Bank
2018 - 2019	Infomedia, Metra, GSD, Telkom Infra, Telkomsat	Rp	1,616	October 31, 2024	Monthly, Quarterly	1 month JIBOR + 0.70% - 0.80% 3 months JIBOR + 0.25%	None
UOB Indonesia
2016	Finnet	Rp	500	October 31, 2024	Monthly	1 month JIBOR + 1.75%	None
DBS
2018	Telkom Infra, Infomedia	Rp	475	July 31, 2024	Monthly	1 month JIBOR + 1.20%	None

*   In original currency

** Refer to Note 6 and Note 12 for details of trade receivables and property and equipment pledged as collateral.

[a] Unsettled loan will be automatically extended.

Schedule of current maturities of long-term borrowings

	Notes	2022	2023
Two-step loans	20a	118	84
Bonds and medium-term notes ("MTN")	20b	—	548
Bank loans	20c	7,788	9,282
Other borrowings	20d	952	362
Total		8,858	10,276